PGIM Jennison NextGeneration Global Opportunities Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 92.2%
Common Stocks
Australia 6.1%
Netwealth Group Ltd.	8,455	$163,440
NEXTDC Ltd.*	17,248	156,853
Pro Medicus Ltd.	1,059	181,233
		501,526
Canada 6.3%
Dollarama, Inc.	1,334	126,236
Fairfax Financial Holdings Ltd.	184	247,670
FirstService Corp.	808	146,945
		520,851
India 6.6%
Anant Raj Ltd.	20,810	142,809
Indian Hotels Co. Ltd. (The)	14,098	123,997
MakeMyTrip Ltd.*	1,672	182,700
Phoenix Mills Ltd. (The)	4,756	89,894
		539,400
Israel 5.7%
Global-e Online Ltd.*	2,963	177,454
Wix.com Ltd.*	1,212	289,535
		466,989
Sweden 3.1%
Hemnet Group AB	3,274	108,794
MIPS AB	3,022	147,318
		256,112
Switzerland 1.9%
On Holding AG (Class A Stock)*	2,666	159,640
Taiwan 1.7%
Jentech Precision Industrial Co. Ltd.	3,441	142,409
United Kingdom 1.6%
JTC PLC, 144A	10,757	131,877

PGIM Jennison NextGeneration Global Opportunities Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
United States 59.2%
Appfolio, Inc. (Class A Stock)*			415	$97,074
Axon Enterprise, Inc.*			730	476,091
AZEK Co., Inc. (The)*			3,317	169,930
Casella Waste Systems, Inc. (Class A Stock)*			1,148	123,456
Cava Group, Inc.*			2,518	340,056
Comfort Systems USA, Inc.			480	209,640
CyberArk Software Ltd.*			597	221,475
Fair Isaac Corp.*			135	252,931
Freshpet, Inc.*			1,955	312,702
Gartner, Inc.*			282	153,078
Gitlab, Inc. (Class A Stock)*			1,787	130,022
Hamilton Lane, Inc. (Class A Stock)			1,615	257,076
HEICO Corp.			529	126,399
Kura Sushi USA, Inc. (Class A Stock)*(a)			1,475	118,000
MasTec, Inc.*			1,144	165,983
Monday.com Ltd.*			519	132,584
Monolithic Power Systems, Inc.			205	130,661
Primoris Services Corp.			2,153	165,286
RadNet, Inc.*			2,401	157,193
Reddit, Inc. (Class A Stock)*			1,884	375,952
Saia, Inc.*			315	151,235
Samsara, Inc. (Class A Stock)*			2,281	117,471
Tetra Tech, Inc.			3,282	120,778
Toast, Inc. (Class A Stock)*			5,007	204,886
Warby Parker, Inc. (Class A Stock)*			6,206	171,968
				4,881,927

Total Long-Term Investments (cost $5,957,802)				7,600,731
Short-Term Investments 10.3%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(wb)	741,978	741,978

PGIM Jennison NextGeneration Global Opportunities Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description		Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 4.593%) (cost $108,250; includes $107,900 of cash collateral for securities on loan)(b)(wb)	108,315	$108,250

Total Short-Term Investments (cost $850,228)			850,228

TOTAL INVESTMENTS 102.5% (cost $6,808,030)			8,450,959
Liabilities in excess of other assets (2.5)%			(205,135)

Net Assets 100.0%			$8,245,824

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $104,000; cash collateral of $107,900 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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